Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets

Note B: Goodwill and Intangible Assets

The following table shows the changes in goodwill, all of which relate to the Aggregates business, by reportable segment and in total:

years ended December 31	Mideast Group	Southeast Group	West Group	Total

(add 000)	2012

Balance at beginning of period	$122,052	$72,073	$422,546	$616,671
Adjustments to purchase price allocations	---	---	(467)	(467)
District reorganization	(9,229)	9,229	---	---

Balance at end of period	$112,823	$81,302	$422,079	$616,204

	2011

Balance at beginning of period	$122,052	$105,870	$398,605	$626,527
Acquisitions	---	---	23,941	23,941
Amounts allocated to divestitures	---	(33,797)	---	(33,797)

Balance at end of period	$122,052	$72,073	$422,546	$616,671

In 2011, the Corporation closed three aggregates-related acquisitions for which it recognized $23,941,000 of goodwill. Additionally, in 2011, the Corporation divested of its River District operations as part of an asset exchange. Goodwill of $33,797,000 associated with this divestiture was written off.

Intangible assets subject to amortization consist of the following:

December 31	Gross Amount	Accumulated Amortization	Net Balance
(add 000)	2012
Noncompetition agreements	$6,560	$(5,476)	$1,084
Customer relationships	20,160	(4,100)	16,060
Use rights and other	15,865	(6,416)	9,449
Total	$42,585	$(15,992)	$26,593

	2011
Noncompetition agreements	$6,984	$(5,447)	$1,537
Customer relationships	20,160	(2,070)	18,090
Use rights and other	15,865	(5,307)	10,558
Total	$43,009	$(12,824)	$30,185

Intangible assets deemed to have an indefinite life and not being amortized consist of the following:

December 31	Aggregates Business	Specialty Products	Total
(add 000)	2012
Use rights	$21,275	$--	$21,275
Trade name	--	2,565	2,565
Total	$21,275	$2,565	$23,840

	2011
Use rights	$21,383	$--	$21,383
Trade name	--	2,565	2,565
Total	$21,383	$2,565	$23,948

The Corporation did not acquire any intangibles in 2012. During 2011, the Corporation acquired $38,783,000 of other intangibles for its Aggregates business, consisting of the following:

	Amount	Weighted-average amortization period
(add 000)	2011
Subject to amortization:
Noncompetition agreements	$180	7.0 years
Customer relationships	16,610	11.6 years
Use rights and other	7,410	19.5 years
	24,200	14.0 years

Not subject to amortization:
Use rights	14,583	N/A
Total	$38,783

Total amortization expense for intangible assets for the years ended December 31, 2012, 2011 and 2010 was $3,593,000, $1,812,000 and $1,453,000, respectively.

The estimated amortization expense for intangible assets for each of the next five years and thereafter is as follows:

(add 000)
2013	$3,508
2014	3,214
2015	2,568
2016	2,337
2017	2,211
Thereafter	12,755
Total	$26,593